Accounts receivable	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Accounts receivable
18	Accounts receivable

	As at December 31,
	2018	2019
	RMB’million	RMB’million
Accounts receivable	1,490	2,209
Less: loss allowance for expected credit losses	(7)	(11)
Accounts receivable, net	1,483	2,198
Ageing analysis of the accounts receivables based on invoice date:
Up to 3 months	1,304	1,913
3 to 6 months	144	116
Over 6 months	42	180
	1,490	2,209

The loss allowances for accounts receivables as at December 31, 2018 and 2019 reconcile to the opening loss allowances as follows:

	Year ended December 31,
	2018	2019
	RMB’million	RMB’million
At January 1	9	7
Provision for loss allowance recognized in income statement	3	18
Receivables written off during the year as uncollectible	(5)	(14)
At December 31	7	11